Investments in associates and joint ventures (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of associates [line items]
Assets	$ 69,329	$ 66,764
Liabilities	(46,814)	(43,823)
BCE’s share of net assets	608	668
Revenues	24,174	23,449
Total net losses	2,926	2,892
Joint ventures | Associates
Disclosure of associates [line items]
Assets	3,857	3,852
Liabilities	(2,641)	(2,523)
Total net assets	1,216	1,329
Revenues	2,335	1,855
Expenses	(2,456)	(2,047)
Total net losses	(121)	(192)
BCE’s share of net losses	$ (61)	$ (95)